Expense Example - Goose Hollow Tactical Allocation ETF [Member]	Jul. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	946
Expense Example, with Redemption, 10 Years	$ 2,090